Equity Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (9.3%)
*	Alphabet Inc. Class A	69,261	192,639
*	Alphabet Inc. Class C	63,963	178,648
*	Meta Platforms Inc. Class A	531,746	118,239
*	Walt Disney Co.	419,254	57,505
	Verizon Communications Inc.	966,703	49,244
	Comcast Corp. Class A	1,041,713	48,773
	AT&T Inc.	1,644,389	38,857
*	Netflix Inc.	102,234	38,296
*	T-Mobile US Inc.	135,206	17,354
*	Charter Communications Inc. Class A	27,445	14,972
	Activision Blizzard Inc.	179,399	14,372
	Electronic Arts Inc.	64,755	8,192
*	Twitter Inc.	184,116	7,123
*	Match Group Inc.	65,184	7,088
	Paramount Global Class B	139,806	5,286
	Omnicom Group Inc.	48,210	4,092
*	Take-Two Interactive Software Inc.	26,574	4,086
*	Live Nation Entertainment Inc.	31,145	3,664
	Interpublic Group of Cos. Inc.	90,589	3,211
	Fox Corp. Class A	72,988	2,879
	Lumen Technologies Inc.	212,720	2,397
	News Corp. Class A	89,898	1,991
*	DISH Network Corp. Class A	57,309	1,814
*	Discovery Inc. Class C	69,848	1,744
	Fox Corp. Class B	33,465	1,214
*	Discovery Inc. Class A	38,911	970
	News Corp. Class B	28,325	638
			825,288
Consumer Discretionary (12.0%)
*	Amazon.com Inc.	100,774	328,518
*	Tesla Inc.	192,781	207,741
	Home Depot Inc.	240,477	71,982
	McDonald's Corp.	172,071	42,550
	NIKE Inc. Class B	293,928	39,551
	Lowe's Cos. Inc.	155,158	31,371
	Starbucks Corp.	264,877	24,096
	Target Corp.	110,337	23,416
*	Booking Holdings Inc.	9,456	22,207
	TJX Cos. Inc.	274,716	16,642
*	Ford Motor Co.	905,787	15,317
*	General Motors Co.	334,608	14,636

		Shares	Market Value ($000)
	Dollar General Corp.	53,361	11,880
*	Marriott International Inc. Class A	62,982	11,069
*	O'Reilly Automotive Inc.	15,516	10,628
*	Chipotle Mexican Grill Inc.	6,478	10,248
*	Hilton Worldwide Holdings Inc.	64,166	9,737
*	AutoZone Inc.	4,752	9,716
*	Dollar Tree Inc.	51,804	8,296
	eBay Inc.	144,120	8,252
	Yum! Brands Inc.	66,534	7,886
*	Aptiv plc	62,300	7,458
	Ross Stores Inc.	81,374	7,361
*	Expedia Group Inc.	34,591	6,768
	Tractor Supply Co.	26,211	6,117
	DR Horton Inc.	74,280	5,535
*	Ulta Beauty Inc.	12,476	4,968
	Lennar Corp. Class A	59,360	4,818
	Best Buy Co. Inc.	49,898	4,536
*	Royal Caribbean Cruises Ltd.	51,616	4,324
	VF Corp.	74,418	4,231
	Garmin Ltd.	35,022	4,154
	Genuine Parts Co.	32,796	4,133
	Darden Restaurants Inc.	29,470	3,918
	Pool Corp.	9,213	3,896
*	Caesars Entertainment Inc.	49,321	3,816
*	Carnival Corp.	186,661	3,774
	MGM Resorts International	86,917	3,645
*	Etsy Inc.	29,245	3,635
*	CarMax Inc.	37,235	3,592
	Domino's Pizza Inc.	8,393	3,416
*	NVR Inc.	754	3,368
*	Las Vegas Sands Corp.	79,156	3,077
	Advance Auto Parts Inc.	14,317	2,963
	Bath & Body Works Inc.	59,189	2,829
*	LKQ Corp.	61,873	2,810
	Hasbro Inc.	29,967	2,455
	PulteGroup Inc.	57,057	2,391
	Whirlpool Corp.	13,538	2,339
*	Tapestry Inc.	60,623	2,252
	BorgWarner Inc.	55,135	2,145
*	Norwegian Cruise Line Holdings Ltd.	95,761	2,095
*	Wynn Resorts Ltd.	24,290	1,937
	Newell Brands Inc.	87,289	1,869
*	Penn National Gaming Inc.	38,051	1,614
*	Mohawk Industries Inc.	12,643	1,570
*	PVH Corp.	16,070	1,231
	Ralph Lauren Corp.	10,628	1,206
*	Under Armour Inc. Class C	51,140	796
*	Under Armour Inc. Class A	42,022	715
	Lennar Corp. Class B	1,027	70
			1,059,566
Consumer Staples (6.0%)
	Procter & Gamble Co.	552,008	84,347
	Costco Wholesale Corp.	102,115	58,803
	Coca-Cola Co.	895,244	55,505
	PepsiCo Inc.	318,598	53,327
	Walmart Inc.	325,790	48,517
	Philip Morris International Inc.	356,901	33,527
	Altria Group Inc.	419,827	21,936

		Shares	Market Value ($000)
	Mondelez International Inc. Class A	319,707	20,071
	Colgate-Palmolive Co.	194,060	14,716
	Estee Lauder Cos. Inc. Class A	53,524	14,576
	Archer-Daniels-Midland Co.	128,849	11,630
	Kimberly-Clark Corp.	77,532	9,549
	Sysco Corp.	116,852	9,541
	General Mills Inc.	138,893	9,406
	Kroger Co.	154,067	8,839
	Constellation Brands Inc. Class A	37,845	8,716
	Walgreens Boots Alliance Inc.	164,998	7,387
	Hershey Co.	33,474	7,251
*	Monster Beverage Corp.	86,514	6,912
	Kraft Heinz Co.	163,524	6,441
	Tyson Foods Inc. Class A	67,372	6,039
	McCormick & Co. Inc. (Non-Voting)	57,543	5,743
	Church & Dwight Co. Inc.	55,751	5,541
	Clorox Co.	28,397	3,948
	Kellogg Co.	58,971	3,803
	Conagra Brands Inc.	110,501	3,709
	J M Smucker Co.	24,916	3,374
	Hormel Foods Corp.	64,827	3,341
	Brown-Forman Corp. Class B	42,089	2,821
	Molson Coors Beverage Co. Class B	43,319	2,312
	Campbell Soup Co.	46,426	2,069
	Lamb Weston Holdings Inc.	33,508	2,007
			535,704
Energy (3.9%)
	Exxon Mobil Corp.	974,930	80,519
	Chevron Corp.	443,917	72,283
	ConocoPhillips	299,876	29,988
	EOG Resources Inc.	134,733	16,064
	Schlumberger NV	323,181	13,351
	Pioneer Natural Resources Co.	52,281	13,072
	Occidental Petroleum Corp.	204,317	11,593
	Marathon Petroleum Corp.	133,326	11,399
	Valero Energy Corp.	94,144	9,559
	Williams Cos. Inc.	279,783	9,348
	Phillips 66	107,736	9,307
	Devon Energy Corp.	144,969	8,572
	Kinder Morgan Inc.	449,031	8,491
	Halliburton Co.	206,919	7,836
	Baker Hughes Co.	208,558	7,594
	ONEOK Inc.	102,679	7,252
	Hess Corp.	63,472	6,794
	Diamondback Energy Inc.	39,211	5,375
	Coterra Energy Inc.	187,496	5,057
	Marathon Oil Corp.	179,503	4,507
	APA Corp.	83,680	3,459
			341,420
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	391,788	138,266
	JPMorgan Chase & Co.	680,563	92,774
	Bank of America Corp.	1,636,994	67,477
	Wells Fargo & Co.	894,848	43,364
	S&P Global Inc.	81,563	33,455
	Charles Schwab Corp.	346,203	29,188
	Morgan Stanley	326,446	28,531

		Shares	Market Value ($000)
	American Express Co.	141,638	26,486
	Goldman Sachs Group Inc.	78,172	25,805
	BlackRock Inc.	32,834	25,091
	Citigroup Inc.	456,976	24,403
	Chubb Ltd.	99,193	21,217
	Marsh & McLennan Cos. Inc.	116,267	19,814
	CME Group Inc.	82,762	19,686
	PNC Financial Services Group Inc.	96,719	17,840
	Truist Financial Corp.	307,374	17,428
	Intercontinental Exchange Inc.	129,383	17,094
	US Bancorp	310,993	16,529
	Aon plc Class A	49,463	16,107
	Progressive Corp.	134,577	15,340
	Moody's Corp.	37,242	12,566
	Capital One Financial Corp.	95,302	12,512
	American International Group Inc.	191,192	12,001
	MetLife Inc.	161,578	11,356
*	Berkshire Hathaway Inc. Class A	20	10,578
	Prudential Financial Inc.	87,045	10,286
	Travelers Cos. Inc.	55,540	10,149
	MSCI Inc.	18,712	9,410
	Allstate Corp.	64,615	8,950
	Aflac Inc.	138,161	8,896
	Bank of New York Mellon Corp.	170,351	8,455
	Arthur J Gallagher & Co.	47,996	8,380
	T. Rowe Price Group Inc.	52,774	7,979
	Ameriprise Financial Inc.	25,536	7,670
*	SVB Financial Group	13,527	7,568
	State Street Corp.	84,273	7,342
	Discover Financial Services	66,307	7,306
	Fifth Third Bancorp	157,415	6,775
	First Republic Bank	41,275	6,691
	Willis Towers Watson plc	28,105	6,639
	Northern Trust Corp.	47,839	5,571
	Hartford Financial Services Group Inc.	77,145	5,540
	M&T Bank Corp.	29,659	5,027
	Huntington Bancshares Inc.	331,033	4,840
	Regions Financial Corp.	217,154	4,834
	Nasdaq Inc.	26,966	4,805
	KeyCorp	213,803	4,785
	Raymond James Financial Inc.	43,067	4,733
	Cincinnati Financial Corp.	34,509	4,692
	Citizens Financial Group Inc.	98,097	4,447
	Signature Bank	14,464	4,245
	Synchrony Financial	120,215	4,185
	Principal Financial Group Inc.	56,038	4,114
	Brown & Brown Inc.	54,032	3,905
	FactSet Research Systems Inc.	8,720	3,786
	W R Berkley Corp.	48,166	3,207
	MarketAxess Holdings Inc.	8,776	2,986
	Loews Corp.	45,024	2,918
	Cboe Global Markets Inc.	24,511	2,805
	Everest Re Group Ltd.	9,081	2,737
	Comerica Inc.	30,042	2,717
	Lincoln National Corp.	38,270	2,501
	Assurant Inc.	13,128	2,387
	Zions Bancorp NA	34,839	2,284
	Globe Life Inc.	21,448	2,158

		Shares	Market Value ($000)
	People's United Financial Inc.	98,711	1,973
	Invesco Ltd.	78,913	1,820
	Franklin Resources Inc.	64,441	1,799
			979,205
Health Care (13.5%)
	UnitedHealth Group Inc.	216,897	110,611
	Johnson & Johnson	606,257	107,447
	Pfizer Inc.	1,292,559	66,916
	AbbVie Inc.	407,122	65,999
	Thermo Fisher Scientific Inc.	90,742	53,597
	Eli Lilly & Co.	182,840	52,360
	Abbott Laboratories	407,206	48,197
	Merck & Co. Inc.	581,689	47,728
	Danaher Corp.	146,539	42,984
	Bristol-Myers Squibb Co.	501,949	36,657
	Medtronic plc	309,628	34,353
	Amgen Inc.	129,717	31,368
	CVS Health Corp.	302,250	30,591
	Anthem Inc.	55,894	27,456
*	Intuitive Surgical Inc.	82,380	24,852
	Stryker Corp.	77,314	20,670
	Zoetis Inc.	108,953	20,547
	Cigna Corp.	74,369	17,820
	Becton Dickinson & Co.	65,575	17,443
	Gilead Sciences Inc.	288,884	17,174
*	Regeneron Pharmaceuticals Inc.	24,576	17,164
*	Edwards Lifesciences Corp.	143,766	16,924
*	Vertex Pharmaceuticals Inc.	58,627	15,300
*	Boston Scientific Corp.	328,136	14,533
*	Moderna Inc.	81,231	13,993
	HCA Healthcare Inc.	55,150	13,822
	Humana Inc.	29,599	12,881
*	Illumina Inc.	35,992	12,576
*	Dexcom Inc.	22,318	11,418
*	Centene Corp.	134,365	11,312
*	IDEXX Laboratories Inc.	19,525	10,681
	McKesson Corp.	34,495	10,560
*	IQVIA Holdings Inc.	43,983	10,169
	Agilent Technologies Inc.	69,153	9,151
	Baxter International Inc.	115,288	8,939
	ResMed Inc.	33,672	8,166
*	Align Technology Inc.	16,886	7,362
*	Mettler-Toledo International Inc.	5,292	7,267
*	Biogen Inc.	33,829	7,124
	West Pharmaceutical Services Inc.	17,056	7,005
	Cerner Corp.	67,740	6,338
	Zimmer Biomet Holdings Inc.	48,120	6,155
*	Laboratory Corp. of America Holdings	21,446	5,654
	STERIS plc	23,069	5,577
	AmerisourceBergen Corp.	34,702	5,369
	PerkinElmer Inc.	29,081	5,074
	Cooper Cos. Inc.	11,366	4,746
*	Catalent Inc.	41,302	4,580
*	Molina Healthcare Inc.	13,447	4,486
*	Hologic Inc.	57,651	4,429
*	Waters Corp.	14,074	4,368
	Bio-Techne Corp.	9,025	3,908
	Teleflex Inc.	10,763	3,819

		Shares	Market Value ($000)
	Quest Diagnostics Inc.	27,459	3,758
	Cardinal Health Inc.	63,652	3,609
*	ABIOMED Inc.	10,486	3,473
*	Incyte Corp.	43,207	3,432
*	Charles River Laboratories International Inc.	11,644	3,307
	Viatris Inc.	278,773	3,033
*	Bio-Rad Laboratories Inc. Class A	4,985	2,808
*	Henry Schein Inc.	31,885	2,780
	DENTSPLY SIRONA Inc.	50,445	2,483
	Universal Health Services Inc. Class B	16,858	2,444
	Organon & Co.	58,141	2,031
*	DaVita Inc.	14,163	1,602
			1,200,380
Industrials (7.8%)
	Union Pacific Corp.	146,667	40,071
	United Parcel Service Inc. Class B	167,910	36,010
	Raytheon Technologies Corp.	343,661	34,046
	Honeywell International Inc.	157,931	30,730
	Caterpillar Inc.	124,570	27,757
	Deere & Co.	64,585	26,832
	Lockheed Martin Corp.	55,813	24,636
*	Boeing Co.	126,201	24,167
	General Electric Co.	253,147	23,163
	3M Co.	131,505	19,578
	CSX Corp.	510,751	19,128
	Norfolk Southern Corp.	55,215	15,748
	Northrop Grumman Corp.	33,790	15,112
	Waste Management Inc.	88,620	14,046
	Eaton Corp. plc	91,797	13,931
	Illinois Tool Works Inc.	65,778	13,774
	Emerson Electric Co.	136,794	13,413
	FedEx Corp.	56,132	12,988
	General Dynamics Corp.	53,076	12,801
	Roper Technologies Inc.	24,289	11,470
	L3Harris Technologies Inc.	45,182	11,226
	Johnson Controls International plc	161,833	10,611
	Carrier Global Corp.	197,044	9,038
	Cintas Corp.	20,303	8,637
	Parker-Hannifin Corp.	29,584	8,395
	Trane Technologies plc	53,791	8,214
	Verisk Analytics Inc.	37,111	7,965
*	TransDigm Group Inc.	12,133	7,905
	Fastenal Co.	132,535	7,873
	Otis Worldwide Corp.	97,853	7,530
	Rockwell Automation Inc.	26,758	7,493
	AMETEK Inc.	53,278	7,096
	PACCAR Inc.	79,975	7,043
	Cummins Inc.	32,795	6,727
	Equifax Inc.	28,092	6,661
	Old Dominion Freight Line Inc.	21,448	6,406
	Republic Services Inc.	48,085	6,371
*	Southwest Airlines Co.	136,351	6,245
*	Copart Inc.	49,160	6,168
*	United Rentals Inc.	16,676	5,923
*	Delta Air Lines Inc.	147,243	5,826
	Stanley Black & Decker Inc.	37,561	5,251
	Dover Corp.	33,151	5,201
	WW Grainger Inc.	9,971	5,143

		Shares	Market Value ($000)
	Fortive Corp.	82,615	5,034
*	Ingersoll Rand Inc.	93,939	4,730
*	Generac Holdings Inc.	14,528	4,319
	Quanta Services Inc.	32,816	4,319
	Westinghouse Air Brake Technologies Corp.	43,077	4,143
	Jacobs Engineering Group Inc.	29,809	4,108
	Expeditors International of Washington Inc.	39,056	4,029
	JB Hunt Transport Services Inc.	19,380	3,891
	Textron Inc.	50,797	3,778
	Xylem Inc.	41,610	3,548
	Leidos Holdings Inc.	32,334	3,493
*	United Airlines Holdings Inc.	74,673	3,462
	IDEX Corp.	17,470	3,349
	CH Robinson Worldwide Inc.	29,950	3,226
	Howmet Aerospace Inc.	87,204	3,134
	Robert Half International Inc.	25,144	2,871
	Nordson Corp.	12,424	2,821
	Masco Corp.	55,089	2,810
*	American Airlines Group Inc.	148,970	2,719
	Snap-on Inc.	12,333	2,534
	Fortune Brands Home & Security Inc.	31,328	2,327
	Allegion plc	20,620	2,264
	Nielsen Holdings plc	82,533	2,248
	Pentair plc	38,144	2,068
	A O Smith Corp.	30,173	1,928
	Huntington Ingalls Industries Inc.	9,260	1,847
	Rollins Inc.	52,320	1,834
*	Alaska Air Group Inc.	29,115	1,689
			692,872
Information Technology (27.9%)
	Apple Inc.	3,570,232	623,398
	Microsoft Corp.	1,726,419	532,272
	NVIDIA Corp.	575,713	157,089
	Visa Inc. Class A	381,913	84,697
	Mastercard Inc. Class A	198,750	71,029
	Broadcom Inc.	95,080	59,870
	Cisco Systems Inc.	971,293	54,159
*	Adobe Inc.	108,623	49,491
	Accenture plc Class A	145,541	49,081
*	Salesforce Inc.	226,825	48,159
	Intel Corp.	937,740	46,474
*	Advanced Micro Devices Inc.	376,466	41,163
	QUALCOMM Inc.	259,532	39,662
	Texas Instruments Inc.	212,686	39,024
	Intuit Inc.	65,206	31,354
*	PayPal Holdings Inc.	268,280	31,027
	Oracle Corp.	362,826	30,017
	Applied Materials Inc.	204,494	26,952
	International Business Machines Corp.	206,521	26,852
*	ServiceNow Inc.	46,054	25,647
	Automatic Data Processing Inc.	96,730	22,010
*	Micron Technology Inc.	257,871	20,086
	Analog Devices Inc.	120,978	19,983
	Lam Research Corp.	32,125	17,271
	Fidelity National Information Services Inc.	140,225	14,081
*	Fiserv Inc.	136,833	13,875
	KLA Corp.	34,707	12,705
*	Synopsys Inc.	35,328	11,774

		Shares	Market Value ($000)
	NXP Semiconductors NV	61,242	11,335
*	Autodesk Inc.	50,650	10,857
	Cognizant Technology Solutions Corp. Class A	120,956	10,846
*	Fortinet Inc.	31,247	10,678
*	Cadence Design Systems Inc.	63,812	10,495
	Amphenol Corp. Class A	137,920	10,392
	Paychex Inc.	73,935	10,090
	TE Connectivity Ltd.	74,974	9,820
	Microchip Technology Inc.	128,033	9,620
	Motorola Solutions Inc.	38,898	9,421
	HP Inc.	249,331	9,051
	Global Payments Inc.	65,570	8,973
*	Arista Networks Inc.	51,657	7,179
*	Keysight Technologies Inc.	42,144	6,657
*	ANSYS Inc.	20,087	6,381
	Corning Inc.	172,011	6,349
*	Enphase Energy Inc.	30,847	6,224
*	Gartner Inc.	18,944	5,635
	CDW Corp.	31,268	5,594
*	Teledyne Technologies Inc.	10,751	5,081
*	Zebra Technologies Corp. Class A	12,231	5,060
	Skyworks Solutions Inc.	37,769	5,034
	Hewlett Packard Enterprise Co.	298,036	4,980
*	VeriSign Inc.	22,273	4,955
	Monolithic Power Systems Inc.	9,985	4,849
*	FleetCor Technologies Inc.	18,706	4,659
*	Akamai Technologies Inc.	37,425	4,468
	Teradyne Inc.	37,537	4,438
	NetApp Inc.	51,180	4,248
*	Tyler Technologies Inc.	9,452	4,205
	Broadridge Financial Solutions Inc.	26,889	4,187
*	Trimble Inc.	57,895	4,177
	Seagate Technology Holdings plc	46,438	4,175
*	SolarEdge Technologies Inc.	12,094	3,899
*	EPAM Systems Inc.	13,065	3,875
*	Paycom Software Inc.	11,110	3,848
*	Western Digital Corp.	71,880	3,569
	NortonLifeLock Inc.	133,690	3,545
	Jack Henry & Associates Inc.	16,724	3,295
*	Qorvo Inc.	24,908	3,091
*	F5 Inc.	13,948	2,914
	Citrix Systems Inc.	28,796	2,905
	Juniper Networks Inc.	74,889	2,783
*	PTC Inc.	24,301	2,618
*	Ceridian HCM Holding Inc.	31,444	2,149
*	DXC Technology Co.	56,148	1,832
*	IPG Photonics Corp.	8,170	897
			2,470,535
Materials (2.6%)
	Linde plc	118,030	37,702
	Freeport-McMoRan Inc.	338,064	16,815
	Newmont Corp.	183,631	14,590
	Sherwin-Williams Co.	55,546	13,865
	Air Products and Chemicals Inc.	51,053	12,759
	Dow Inc.	169,409	10,795
	Ecolab Inc.	57,409	10,136
	Corteva Inc.	167,409	9,623
	Nucor Corp.	62,635	9,311

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	118,106	8,690
	International Flavors & Fragrances Inc.	58,606	7,697
	PPG Industries Inc.	54,663	7,165
	Ball Corp.	74,580	6,712
	LyondellBasell Industries NV Class A	60,546	6,225
	Albemarle Corp.	26,943	5,958
	Mosaic Co.	85,291	5,672
	Vulcan Materials Co.	30,563	5,614
	Martin Marietta Materials Inc.	14,362	5,528
	CF Industries Holdings Inc.	49,432	5,094
	International Paper Co.	89,255	4,119
	Amcor plc	349,125	3,956
	FMC Corp.	29,209	3,843
	Celanese Corp.	24,933	3,562
	Packaging Corp. of America	21,830	3,408
	Eastman Chemical Co.	29,784	3,338
	Avery Dennison Corp.	19,061	3,316
	Westrock Co.	60,459	2,843
	Sealed Air Corp.	34,195	2,290
			230,626
Real Estate (2.7%)
	Prologis Inc.	170,416	27,519
	American Tower Corp.	104,878	26,347
	Crown Castle International Corp.	99,531	18,373
	Equinix Inc.	20,735	15,377
	Public Storage	35,133	13,712
	Simon Property Group Inc.	75,673	9,956
	Welltower Inc.	100,239	9,637
	Digital Realty Trust Inc.	65,350	9,267
	Realty Income Corp.	130,260	9,027
	SBA Communications Corp.	25,049	8,619
	AvalonBay Communities Inc.	32,187	7,994
	Equity Residential	78,711	7,078
*	CBRE Group Inc. Class A	77,068	7,053
	Alexandria Real Estate Equities Inc.	33,513	6,745
	Weyerhaeuser Co.	172,092	6,522
	Extra Space Storage Inc.	30,831	6,339
	Ventas Inc.	91,953	5,679
	Mid-America Apartment Communities Inc.	26,557	5,562
	Essex Property Trust Inc.	15,032	5,193
	Duke Realty Corp.	87,705	5,092
	Healthpeak Properties Inc.	124,423	4,271
	Boston Properties Inc.	32,735	4,216
	UDR Inc.	68,968	3,957
	Iron Mountain Inc.	66,553	3,688
	Kimco Realty Corp.	142,084	3,509
*	Host Hotels & Resorts Inc.	164,161	3,190
	Regency Centers Corp.	35,501	2,533
	Federal Realty Investment Trust	16,253	1,984
	Vornado Realty Trust	36,551	1,657
			240,096
Utilities (2.7%)
	NextEra Energy Inc.	451,861	38,277
	Duke Energy Corp.	177,161	19,782
	Southern Co.	244,065	17,697
	Dominion Energy Inc.	186,550	15,851
	Sempra Energy	73,534	12,363

			Shares	Market Value ($000)
		American Electric Power Co. Inc.	115,987	11,572
		Exelon Corp.	225,546	10,743
		Xcel Energy Inc.	124,049	8,953
		Public Service Enterprise Group Inc.	116,448	8,151
		Consolidated Edison Inc.	81,454	7,712
		WEC Energy Group Inc.	72,646	7,251
		Eversource Energy	79,170	6,982
		American Water Works Co. Inc.	41,816	6,922
		Edison International	87,496	6,133
		FirstEnergy Corp.	131,309	6,022
		DTE Energy Co.	44,617	5,899
		Ameren Corp.	59,330	5,563
		Entergy Corp.	46,278	5,403
		PPL Corp.	173,014	4,941
		CMS Energy Corp.	66,731	4,667
		CenterPoint Energy Inc.	144,996	4,443
*		Constellation Energy Corp.	75,344	4,238
		AES Corp.	153,225	3,942
		Atmos Energy Corp.	31,112	3,718
		Evergy Inc.	52,703	3,602
		Alliant Energy Corp.	57,520	3,594
		NiSource Inc.	90,386	2,874
		NRG Energy Inc.	56,523	2,168
		Pinnacle West Capital Corp.	25,998	2,030
				241,493
Total Common Stocks (Cost $4,250,805)				8,817,185
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund (Cost $70,093)	0.312%	701,010	70,094
Total Investments (100.3%) (Cost $4,320,898)				8,887,279
Other Assets and Liabilities—Net (-0.3%)				(24,792)
Net Assets (100%)				8,862,487
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	205	46,440	(138)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.